Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 23,507	$ 30,847	$ 46,621	$ 75,599	$ 120,791	$ 123,762